Short Term Investments	12 Months Ended
Dec. 31, 2025
Short Term Investments [Abstract]
SHORT TERM INVESTMENTS
5.	SHORT TERM INVESTMENTS

Short-term investments consist of the following:

	As of December 31,
	2024	2025
	$	$
Money market funds	-	1,080
Equity securities	-	3,808
	-	4,888

The Group invests in money market funds as part of the short-term investment portfolio. These funds are measured at fair value. As of December 31, 2025, the Group held $1,080 in money market funds. The Group’s equity securities consist of publicly traded common stocks listed on major U.S. exchanges. Fair value is determined using quoted market prices in active markets. As of December 31, 2025, the Group held $3,808 in equity securities.

The following table presents the Company’s short-term investments for the year ended December 31, 2025:

Short term investments
$
Balance at beginning of year	-
Net purchase of short term investments	4,617
Net unrealized loss recognized in earnings	(830)
Realized gain recognized in earnings	1,104
Foreign currency translation	(3)
Balance at end of year	4,888